UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act File Number 811-8546
                                                      --------

                            The Bramwell Funds, Inc.
                (Exact name of registrant as specified in charter)

                                745 Fifth Avenue
                                   16th Floor
                               New York, NY 10151
                   ----------------------------------------
                   (Address of principal executive offices)

                                   Dechert LLP
                              30 Rockefeller Plaza
                                  New York, NY 10112
                   ----------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (212) 698-3500
                                                          --------------
                       Date of fiscal year end: June 30
                                                -------

                   Date of reporting period: July 1, 2002 - June 30, 2003
                                             ----------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)


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                             [Bramwell FUNDS LOGO]

                                 Annual Report
                                 June 30, 2003

                              BRAMWELL GROWTH FUND
                              BRAMWELL FOCUS FUND

                                    [PHOTO]
                           ELIZABETH R. BRAMWELL, CFA
                                 PRESIDENT AND
                            CHIEF INVESTMENT OFFICER



                            "FOCUSED ON THE FUTURE,
                              GUIDED BY THE PAST"

                            The Bramwell Funds, Inc.
                                 1-800-BRAMCAP
                                 1-800-272-6227
                             WWW.BRAMWELLFUNDS.COM


Annual Report


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[Bramwell FUNDS LOGO]

DEAR FELLOW SHAREHOLDERS:
INVESTMENT RESULTS - FISCAL YEAR ENDED JUNE 30, 2003
The broad market rallied in the second quarter as geopolitical and macroeconomic news improved. Inflation and interest rates continued to decline, Congress approved lower tax rates on earned income, dividends and long-term capital gains, and direct military confrontation in Iraq ended in three weeks - less than was expected. The S&P 500/R Stock Index gained 15.39%. Historically, the stock market has been a harbinger of better economic times ahead.

Distressed industries and companies led June quarter market gains, while steadily growing, better financed companies, in which the Funds tend to invest, performed relatively poorly. For example, Wal-Mart rose only 3% and 3M actually declined 1% while companies like AOL and Tyco, which were not owned, rose more than 40%. Depressed industries such as utilities and telecommunication services, in which we had no exposure, both rose 20%. The GROWTH FUND gained a modest 7.07% to $17.26 net asset value per share, and the FOCUS FUND gained 4.66% to $8.09 net asset value per share in the June 2003 quarter. For the fiscal year ended June 30, 2003, the Growth Fund declined (7.70)%, and the Focus Fund declined (8.79)% compared to a positive return of 0.25% for the S&P 500/R Stock Index. Pages 4 and 7 provide further details.

We believe that the catch-up period for distressed stocks is largely behind us, and that going forward, individual stock picking will prevail. Through July 25, both Funds had moved back into positive annual returns, and second quarter laggards, 3M and Wal-Mart, had risen approximately 10% and 5%, respectively, since June 30.

Both the GROWTH and FOCUS FUNDS received 4-STAR OVERALL MORNINGSTAR RATINGS/TM (****) in the U.S.-domiciled Large Growth category as of June 30, 2003. Both Funds also received 4 stars for the 3-year period in a peer group of 912 Large Growth funds, and the Growth Fund received 4 stars for the 5-year period when rated against 590 Large Growth funds.(a)

COMMENTARY
Over the June 2003 fiscal year, both interest and inflation rates moved lower and the housing market remained strong throughout. In the September quarter, economic growth slowed in the face of rising tensions in the Middle East and business retrenched after prior overspending in the euphoric period surrounding the Millennium. Our portfolios outperformed the general market given exposure to selected healthcare stocks, particularly hospitals. In the December quarter, the economy achieved modest non-inflationary growth and interest rates continued to

(a) For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating/TM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating/TM for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating/TM metrics. Morningstar ratings are proprietary and are not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. c/ 2002 Morningstar, Inc. All Rights Reserved.

Annual Report

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                                                           [Bramwell FUNDS LOGO]

decline. The equity markets rebounded while our Funds trailed as healthcare stocks, especially hospitals, where billing practices were being questioned, were under pressure. In the March quarter, the economic recovery stalled in the face of prospective war with Iraq, and hiring and capital spending were put on hold. While the overall market declined, our Funds achieved modest gains as the result of gains in pharmaceuticals, orthopedic devices and technology and underexposure to financial services.

In the June quarter, in addition to underexposure to troubled companies and industries, our performance was hampered by poorly performing HCA, which was sold, as well as by underweighting in financial services, which had helped the March quarter. Contributing favorably to June quarter performance were technology, healthcare services and restaurants. Both Funds are likely to own the same stocks but weightings may vary given that the Focus Fund invests in a limited universe of 20-30 stocks. Better performing stocks for the Growth Fund were Dell, Cardinal Health, Intel, Anthem and Amgen. Better performing stocks for the Focus Fund were Unisys, Dell, Cardinal Health, Analog Devices and Anthem.

OUTLOOK
Assuming continuing low interest rates and a non-inflationary economic environment, we foresee a long, sustainable bull market. We believe that business and consumer confidence have improved and there are increasing signs that the economy is turning upward. Significant earnings gains are likely to occur when revenues increase as substantial cost reduction over the last few years has lowered breakeven levels. Also, financial deleveraging at lower interest rates can add to earnings gains.

On the economic front, we anticipate declining monthly loss of jobs to turn positive and capital spending to pick up late in the second half of 2003 and especially in 2004 and 2005. Both employment and capital spending went to extraordinary levels during the Y2K period some three years ago, and in our opinion, reductions in overstaffing are close to bottoming as well as nonessential capital spending being kept on hold.

Lower tax rates are expected to help drive long-term economic recovery. Specifically, lower taxes on earned income are expected to spur consumer spending. Retailers should do better.

Lower tax rates of 15% on dividends and long-term capital gains favor equities over fixed income where interest income is taxed at ordinary rates. Lower tax rates on dividends are likely to change corporate behavior and encourage companies to pay out higher dividends. Money market and bond funds have become less competitive financial alternatives to equities. The yield on the S&P 500/R Stock Index approximates 1.7%, well above the approximate 1% on a 3-month T-bill, and the dividend return on the S&P 500/R Stock Index is likely to go higher as companies increase their dividends.

Our portfolio sells at 1.2 times estimated 15% growth based on 2004 earnings estimates - a historically low relationship. Also, the 17 P/E ratio on S&P 500/R Stock Index estimated 2004 earnings vs. a reciprocal of 25 for a 10-year T-note yielding 4% suggests an unusually high

                                                                   Annual Report

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[Bramwell FUNDS LOGO]

risk premium for equities. We believe that in addition to earnings growth, P/E expansion can occur as well as stock valuations recalibrate for higher dividend returns.

Our focus is on growth companies that in turn are focused on innovation and research and development. We favor companies that are in front of technology upgrades and capital spending. Besides a favorable replacement cycle, we believe that we are nearing a period of acceleration of new product introduction and adoption. New products include new generations of PCs, wireless phones enhanced with color screens, cameras and data transmission capabilities, flat screen TVs, voice-over-Internet, wi-fi, broadband, digital photography, electronic games and navigational systems. New generations of semiconductor equipment (300mm fabs, 0.13 micron line widths, transition from aluminum to copper) are expected to become increasingly important in 2004 and beyond. We also seek to find investment opportunities in front of positive demographic trends, e.g., orthopedic devices and home improvement, as well as general gains in the standard of living worldwide.

We believe that growth stocks, e.g., companies with proprietary products and services that grow despite the economy, should do particularly well in a non-inflationary, low interest rate environment.

FUND INVESTMENT
Daily net asset values (NAVs) for both Funds are available each evening after 6:00 p.m. (EST) by calling 1-800-BRAMCAP (1-800-272-6227). Please also call this number if you need assistance or additional information. The Nasdaq symbol for the Focus Fund is BRFOX and for the Growth Fund is BRGRX. Further information such as portfolio holdings and historic performance may also be obtained from our Web site, WWW.BRAMWELLFUNDS.COM.
              ---------------------

Sincerely,

Elizabeth R. Bramwell

Elizabeth R. Bramwell, CFA
President and Chief Investment Officer

July 28, 2003
The outlook and opinions expressed above represent the views of the investment adviser as of July 28, 2003 and are subject to change as market and economic events unfold.

Annual Report


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                                                           [Bramwell FUNDS LOGO]

                              BRAMWELL GROWTH FUND

                                 JUNE 30, 2003

The Bramwell Growth Fund is a no-load, diversified fund that generally invests in a portfolio of 60-90 stocks of companies that the Adviser believes have above-average growth potential.

           MAJOR INDUSTRY HOLDINGS
---------------------------------------------
Healthcare Products                     13.9%
Retailing                                13.8
Healthcare Services                      12.6
Financial Services                       11.9
Electronics                               9.4
Industrial Products                       8.1
Information Processing Equipment          5.6
Restaurants                               5.6
Energy                                    5.0
Transportation                            3.5

            MAJOR EQUITY HOLDINGS
---------------------------------------------
Cardinal Health                          3.6%
Amgen                                     3.2
Dell                                      3.1
Pfizer                                    3.0
WellPoint Health Networks                 2.9
General Electric                          2.8
3M                                        2.8
Lowe's                                    2.8
Wal-Mart                                  2.8
Anthem                                    2.7

COMPARATIVE INVESTMENT  June    Calendar    One      Three     Five     Since
RETURNS (6/30/03)        Q    Year to Date  Year     Years    Years   Inception*
--------------------------------------------------------------------------------
BRAMWELL GROWTH FUND    7.07%     7.20%    (7.70)%  (12.78)%  (0.59)%    10.44%
S&P 500/R Stock Index  15.39     11.76      0.25    (11.20)   (1.61)     10.76

[CHART]

                 BRAMWELL       S&P 500(R)
                GROWTH FUND     Stock Index
                -----------     -----------
8/1/94            $10,000         $10,000
  6/95             12,311          12,206
  6/96             14,653          15,380
  6/97             17,906          20,717
  6/98             24,971          26,965
  6/99             29,811          33,101
  6/00             36,528          35,501
  6/01             29,820          30,236
  6/02             26,260          24,797
  6/03             24,237          24,861


This chart assumes an initial investment of $10,000 made on 8/1/94 (inception). Returns shown for the Bramwell Growth Fund include the reinvestment of all dividends and are net of expenses. The annual expense ratio is contractually capped by the Adviser at 1.75% through June 30, 2005, which favorably affected performance through June 30, 1997. Past performance is not predictive of future performance. Investment returns and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The total returns table and chart do not reflect the deduction of taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

*From August 1, 1994. Returns for periods greater than one year are compound average annual rates of return. The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

                                                                   Annual Report

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[Bramwell FUNDS LOGO]

                              BRAMWELL GROWTH FUND

                    PORTFOLIO OF INVESTMENTS - JUNE 30, 2003

                                                                       MARKET
                                                     SHARES            VALUE
                                                    --------          --------
COMMON STOCKS - 97.83%

CONSUMER PRODUCTS - 3.40%
Career Education Corp.*                               30,000        $2,052,600
Colgate-Palmolive Co.                                 60,000         3,477,000
Weight Watchers
   International, Inc.*                               50,000         2,274,500
                                                                 -------------
                                                                     7,804,100
                                                                 -------------
ELECTRONICS - 9.39%
Analog Devices, Inc.*                                 85,000         2,959,700
Applied Materials, Inc.*                             110,000         1,744,600
Intel Corp.                                          205,000         4,260,720
KLA-Tencor Corp.*                                     57,000         2,649,930
Linear Technology Corp.                               75,000         2,415,750
MKS Instruments, Inc.*                                50,000           903,500
Maxim Integrated Products, Inc.                       60,000         2,051,400
Microchip Technology, Inc.                            10,000           246,300
Novellus Systems, Inc.*                               50,000         1,831,050
Texas Instruments, Inc.                              142,500         2,508,000
                                                                 -------------
                                                                    21,570,950
                                                                 -------------
ENERGY - 5.02%
Burlington Resources, Inc.                            20,000         1,081,400
Devon Energy Corp.                                    40,000         2,136,000
ExxonMobil Corp.                                     100,000         3,591,000
Nabors Industries, Inc.*                              35,000         1,384,250
Patterson-UTI Energy, Inc.*                           63,200         2,047,680
Pogo Producing Co.                                    30,000         1,282,500
                                                                 -------------
                                                                    11,522,830
                                                                 -------------

                                                                       MARKET
                                                     SHARES            VALUE
                                                    --------          --------
FINANCIAL SERVICES - 11.91%
Allstate Corp.                                        25,000        $  891,250
American Express Co.                                  30,000         1,254,300
American International Group, Inc.                   100,000         5,518,000
Chicago Mercantile Exchange                           25,000         1,740,750
Citigroup, Inc.                                      110,000         4,708,000
Fifth Third Bancorp                                   25,000         1,433,500
Goldman Sachs Group, Inc.                             10,000           837,500
Progressive Corp.                                     35,000         2,558,500
Washington Mutual, Inc.                               20,000           826,000
Wells Fargo & Co.                                    105,000         5,292,000
Willis Group Holding, Ltd.                            75,000         2,306,250
                                                                 -------------
                                                                    27,366,050
                                                                 -------------
HEALTHCARE PRODUCTS - 13.85%
Amgen, Inc.*                                         110,000         7,308,400
Biomet, Inc.                                          50,000         1,433,000
Johnson & Johnson                                    100,000         5,170,000
MedImmune, Inc.*                                      25,000           909,250
Medtronic, Inc.                                      110,000         5,276,700
Pfizer, Inc.                                         200,000         6,830,000
Stryker Corp.                                         35,000         2,427,950
Zimmer Holdings, Inc.*                                55,000         2,477,750
                                                                 -------------
                                                                    31,833,050
                                                                 -------------
HEALTHCARE SERVICES - 12.64%
Anthem, Inc.*                                         80,000         6,172,000
Cardinal Health, Inc.                                130,000         8,359,000
Stericycle, Inc.*                                     45,000         1,731,600
UnitedHealth Group, Inc.                             120,000         6,030,000
WellPoint Health Networks, Inc.*                      80,000         6,744,000
                                                                 -------------
                                                                    29,036,600
                                                                 -------------
INDUSTRIAL PRODUCTS - 8.14%
3M                                                    50,000         6,449,000
General Electric Co.                                 225,000         6,453,000
Illinois Tool Works, Inc.                             35,000         2,304,750
Molex, Inc., Class A                                 150,981         3,499,589
                                                                 -------------
                                                                    18,706,339
                                                                 -------------


Annual Report


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                                                           [Bramwell FUNDS LOGO]

              PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (continued)

                                                                       MARKET
                                                     SHARES            VALUE
                                                    --------          --------
INFORMATION PROCESSING
   EQUIPMENT - 5.64%
Dell Inc.*                                           225,000       $ 7,191,000
International Business
   Machines Corp.                                     70,000         5,775,000
                                                                 -------------
                                                                    12,966,000
                                                                 -------------
INFORMATION PROCESSING
   SERVICES - 2.71%
Affiliated Computer
   Services, Inc.*                                    80,000         3,658,400
Unisys Corp.*                                        210,000         2,578,800
                                                                 -------------
                                                                     6,237,200
                                                                 -------------
INFORMATION PROCESSING
   SOFTWARE - 2.23%
Microsoft Corp.                                      200,000         5,122,000
                                                                 -------------

RESTAURANTS - 5.63%
Applebee's International, Inc.                       110,000         3,457,300
Brinker International, Inc.*                          80,000         2,881,600
Cheesecake Factory, Inc.*                            100,250         3,597,972
SYSCO Corp.                                          100,000         3,004,000
                                                                 -------------
                                                                    12,940,872
                                                                 -------------
RETAILING - 13.80%
CarMax, Inc.*                                         10,000           301,500
Family Dollar Stores, Inc.                           100,000         3,815,000
Kohl's Corp.*                                        110,000         5,651,800
Lowe's Companies, Inc.                               150,000         6,442,500
Staples, Inc.*                                        20,000           367,000
Tiffany & Co.                                        100,000         3,268,000
Wal-Mart Stores, Inc.                                120,000         6,440,400
Walgreen Co.                                         180,000         5,418,000
                                                                 -------------
                                                                    31,704,200
                                                                 -------------
TRANSPORTATION - 3.47%
FedEx Corp.                                           55,000         3,411,650
Union Pacific Corp.                                   40,000         2,320,800
United Parcel Service, Inc.                           35,000         2,229,500
                                                                 -------------
                                                                     7,961,950
                                                                 -------------
TOTAL COMMON STOCKS
(Cost $185,443,304)                                                224,772,141
                                                                 -------------


                                                    PRINCIPAL          MARKET
                                                     AMOUNT            VALUE
                                                    --------          --------
VARIABLE RATE
DEMAND NOTE - 3.15%
U.S. Bancorp, 0.78%                               $7,239,000      $  7,239,000
                                                                 -------------
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $7,239,000)                                                    7,239,000
                                                                 -------------
TOTAL INVESTMENTS - 100.98%
(Cost $192,682,304)                                                232,011,141

LIABILITIES LESS OTHER ASSETS - (0.98)%                            (2,255,073)
                                                                 -------------
NET ASSETS - 100.00%
(13,313,081 shares outstanding)                                   $229,756,068
                                                                 =============
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                              $17.26
                                                                 =============

*Non-income producing security
See notes to financial statements.

                                                                   Annual Report


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[Bramwell FUNDS LOGO]

                              BRAMWELL FOCUS FUND

                                 JUNE 30, 2003

The Bramwell Focus Fund is a no-load, non-diversified fund with a concentrated portfolio, normally comprised of 20-30 securities, that invests primarily in common stocks of companies that the Adviser believes have above-average growth potential. Because of its concentration, the Focus Fund should be regarded as a more aggressive portfolio than the Growth Fund in that the price movements of a single stock may have a greater positive or negative effect on overall portfolio performance.

          MAJOR INDUSTRY HOLDINGS
---------------------------------------------
Financial Services                      17.6%
Healthcare Products                      15.8
Retailing                                15.2
Healthcare Services                      11.3
Electronics                               9.9

            MAJOR EQUITY HOLDINGS
---------------------------------------------
Dell                                     4.5%
IBM                                       4.4
Wells Fargo                               4.3
Anthem                                    4.2
Family Dollar Stores                      4.1

COMPARATIVE INVESTMENT      June    Calendar    One      Three     Since
RETURNS (6/30/03)            Q    Year to Date  Year     Years   Inception*
--------------------------------------------------------------------------------
BRAMWELL FOCUS FUND          4.66%     5.89%    (8.79)%  (12.71)%   (5.42)%
S&P 500/R Stock Index       15.39     11.76      0.25    (11.20)    (7.44)

[CHART]

                 BRAMWELL       S&P 500(R)
                FOCUS FUND     Stock Index
                ----------     -----------
10/31/99          $10,000        $10,000
12/31/99           11,940         10,804
 6/30/00           12,260         10,758
12/30/00           11,410          9,821
 6/30/01            9,969          9,163
12/31/01            9,323          8,653
 6/30/02            8,940          7,515
12/31/02            7,701          6,741
 6/30/03            8,154          7,534

This chart assumes an initial investment of $10,000 made on 10/31/99 (inception). Returns shown for the Bramwell Focus Fund include the reinvestment of all dividends and are net of expenses. The annual expense ratio is contractually capped by the Adviser at 1.75% through June 30, 2005, which favorably affected performance to date. Past performance is not predictive of future performance. Investment returns and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The total returns table and chart do not reflect the deduction of taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

*From October 31, 1999. Returns for periods greater than one year are compound average annual rates of return. The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

Annual Report

                                                           [Bramwell FUNDS LOGO]

                              BRAMWELL FOCUS FUND

                    PORTFOLIO OF INVESTMENTS - JUNE 30, 2003

                                                                       MARKET
                                                     SHARES            VALUE
                                                    --------          --------
COMMON STOCKS - 95.80%
ELECTRONICS - 9.94%
Analog Devices, Inc.*                                  7,000          $243,740
Intel Corp.                                            7,000           145,488
Linear Technology Corp.                                7,000           225,470
Maxim Integrated Products, Inc.                        9,000           307,710
                                                                 -------------
                                                                       922,408
                                                                 -------------
FINANCIAL SERVICES - 17.59%
Allstate Corp.                                         6,000           213,900
American International
   Group, Inc.                                         6,000           331,080
Chicago Mercantile Exchange                            2,000           139,260
Citigroup, Inc.                                        7,000           299,600
U.S. Bancorp                                          10,000           245,000
Wells Fargo & Co.                                      8,000           403,200
                                                                 -------------
                                                                     1,632,040
                                                                 -------------
HEALTHCARE PRODUCTS - 15.75%
Amgen, Inc.*                                           5,000           332,200
Medtronic, Inc.                                        6,000           287,820
Pfizer, Inc.                                           8,000           273,200
Stryker Corp.                                          3,000           208,110
Zimmer Holdings, Inc.*                                 8,000           360,400
                                                                 -------------
                                                                     1,461,730
                                                                 -------------
HEALTHCARE SERVICES - 11.26%
Anthem, Inc.*                                          5,000           385,750
Cardinal Health, Inc.                                  5,000           321,500
WellPoint Health Networks, Inc.*                       4,000           337,200
                                                                 -------------
                                                                     1,044,450
                                                                 -------------
INDUSTRIAL PRODUCTS - 3.47%
3M                                                     2,500           322,450
                                                                 -------------
INFORMATION PROCESSING
   EQUIPMENT - 8.92%
Dell Inc.*                                            13,000           415,480
International Business
   Machines Corp.                                      5,000           412,500
                                                                 -------------
                                                                       827,980
                                                                 -------------

                                                                       MARKET
                                                     SHARES            VALUE
                                                    --------          --------
INFORMATION PROCESSING
   SERVICES - 3.97%
Unisys Corp.*                                         30,000       $   368,400
                                                                 -------------
RESTAURANTS - 9.72%
Applebee's International, Inc.                        10,000           314,300
Cheesecake Factory, Inc.*                              8,000           287,120
SYSCO Corp.                                           10,000           300,400
                                                                 -------------
                                                                       901,820
                                                                 -------------
RETAILING - 15.18%
Family Dollar Stores, Inc.                            10,000           381,500
Kohl's Corp.*                                          6,000           308,280
Lowe's Companies, Inc.                                 8,000           343,600
Wal-Mart Stores, Inc.                                  7,000           375,690
                                                                 -------------
                                                                     1,409,070
                                                                 -------------
TOTAL COMMON STOCKS
(Cost $8,257,092)                                                    8,890,348
                                                                 -------------

                                                    PRINCIPAL
                                                     AMOUNT
                                                    --------
VARIABLE RATE
DEMAND NOTE - 4.59%
U.S. Bancorp, 0.78%                                 $426,000           426,000
                                                                 -------------
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $426,000)                                                        426,000
                                                                 -------------
TOTAL INVESTMENTS - 100.39%
(Cost $8,683,092)                                                    9,316,348

LIABILITIES LESS OTHER ASSETS - (0.39)%                               (36,095)
                                                                 -------------
NET ASSETS - 100.00%
(1,147,476 shares outstanding)                                      $9,280,253
                                                                 =============
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                               $8.09
                                                                 =============

*Non-income producing security
See notes to financial statements.

                                                                   Annual Report

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[Bramwell FUNDS LOGO]

                              BRAMWELL FUNDS, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2003

                                                GROWTH FUND        FOCUS FUND
                                               ------------        ----------
ASSETS:
Investments at value (cost $192,682,304 and
  $8,683,092, respectively)                     $232,011,141      $  9,316,348
Receivable for securities sold                       888,431           560,477
Receivable for fund shares sold                       45,285            45,000
Dividends and interest receivable                    118,259             3,625
Prepaid and other assets                              31,236             4,294
Receivable from Adviser                                    -             7,209
                                               -------------     -------------
Total Assets                                     233,094,352         9,936,953
                                               -------------     -------------

LIABILITIES:
Payable for securities purchased                   2,947,749           621,605
Accrued investment advisory fees                     190,290             7,409
Accrued expenses                                     152,673            25,834
Accrued distribution fees                             47,572             1,852
                                               -------------     -------------
Total Liabilities                                  3,338,284           656,700
                                               -------------     -------------
NET ASSETS                                      $229,756,068      $  9,280,253
                                               =============     =============

NET ASSETS CONSIST OF:
Capital stock                                   $207,349,080       $11,548,020
Accumulated net realized loss on investments    (16,921,849)       (2,901,023)
Net unrealized appreciation on investments        39,328,837           633,256
                                               -------------     -------------
NET ASSETS                                      $229,756,068      $  9,280,253
                                               =============     =============

CAPITAL STOCK, $.0001 par value
Authorized                                       200,000,000       200,000,000
Issued and outstanding                            13,313,081         1,147,476

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                          $17.26             $8.09
                                                      ======            ======

See notes to financial statements.

Annual Report

                                                           [Bramwell FUNDS LOGO]

                              BRAMWELL FUNDS, INC.

                            STATEMENTS OF OPERATIONS

                           FOR THE FISCAL YEAR ENDED
                                 JUNE 30, 2003

                                                GROWTH FUND        FOCUS FUND
                                               ------------        ----------
INVESTMENT INCOME:
Dividends                                      $   1,077,640      $     27,255
Interest                                             236,107             8,660
                                               -------------     -------------
Total Investment Income                            1,313,747            35,915
                                               -------------     -------------

EXPENSES:
Investment advisory fees                           1,964,270            71,308
Distribution fees                                    491,067            17,827
Shareholder servicing fees                           227,159            18,030
Fund administration and accounting fees              209,800            60,000
Professional fees                                    158,029             5,347
Reports to shareholders                               67,952             2,669
Federal and state registration fees                   55,184            13,083
Custody fees                                          52,854             7,745
Directors' fees                                       26,681            21,204
Other                                                 38,466             3,449
                                               -------------     -------------
Total expenses before waiver                       3,291,462           220,662
Waiver of expenses and fees                                -          (95,873)
                                               -------------     -------------
Net Expenses                                       3,291,462           124,789
                                               -------------     -------------
NET INVESTMENT LOSS                              (1,977,715)          (88,874)
                                               -------------     -------------

REALIZED AND UNREALIZED GAINS
(LOSSES):
Net realized loss on investments                (11,271,957)       (1,052,603)
Net realized gain on options written                  30,623                 -
Net realized gain on short transactions               15,817                 -
Change in net unrealized appreciation/
  depreciation on investments                      (370,748)           565,851
                                               -------------     -------------

Net Loss on Investments                         (11,596,265)         (486,752)
                                               -------------     -------------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                      $(13,573,980)      $  (575,626)
                                               =============     =============

See notes to financial statements.

                                                                   Annual Report

[Bramwell FUNDS LOGO]
                              BRAMWELL GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                FISCAL YEAR        FISCAL YEAR
                                                   ENDED              ENDED
                                               JUNE 30, 2003      JUNE 30, 2002
                                               -------------      -------------

OPERATIONS:
Net investment loss                           $  (1,977,715)   $   (1,683,824)
Net realized loss on investments                (11,271,957)       (2,511,848)
Net realized gain on options written                  30,623                 -
Net realized gain on short transactions               15,817                 -
Change in net unrealized appreciation/
  depreciation on investments                      (370,748)      (21,851,813)
                                               -------------     -------------
Net decrease in net assets resulting
  from operations                               (13,573,980)      (26,047,485)
                                               -------------     -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                     223,542,236       196,514,463
Proceeds from reinvestment of dividends                    -        14,031,639
Redemption of shares                           (171,607,072)     (199,779,395)
                                               -------------     -------------
Net increase in net assets resulting from
  capital share transactions                      51,935,164        10,766,707
                                               -------------     -------------

DIVIDENDS PAID FROM:
Net realized gains                                         -      (14,954,020)
                                               -------------     -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS           38,361,184      (30,234,798)

NET ASSETS:
Beginning of year                                191,394,884       221,629,682
                                               -------------     -------------
END OF YEAR                                     $229,756,068      $191,394,884
                                               =============     =============

TRANSACTIONS IN SHARES:
Shares sold                                       13,428,555         9,673,351
Dividends reinvested                                       -           725,524
Shares redeemed                                 (10,348,227)       (9,803,615)
                                               -------------     -------------
Net increase                                       3,080,328           595,260
                                               =============     =============

See notes to financial statements.


Annual Report

                                                           [Bramwell FUNDS LOGO]

                              BRAMWELL FOCUS FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                FISCAL YEAR        FISCAL YEAR
                                                   ENDED              ENDED
                                               JUNE 30, 2003      JUNE 30, 2002
                                               -------------      -------------
OPERATIONS:
Net investment loss                            $    (88,874)     $    (72,645)
Net realized loss on investments                 (1,052,603)       (1,091,900)
Change in net unrealized appreciation/
  depreciation on investments                        565,851           419,074
                                               -------------     -------------
Net decrease in net assets resulting
  from operations                                  (575,626)         (745,471)
                                               -------------     -------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                       4,717,343         7,179,086

Redemption of shares                             (1,484,839)       (6,944,622)
                                               -------------     -------------
Net increase in net assets resulting from
  capital share transactions                       3,232,504           234,464
                                               -------------     -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS            2,656,878         (511,007)

NET ASSETS:
Beginning of year                                  6,623,375         7,134,382
                                               -------------     -------------
END OF YEAR                                       $9,280,253        $6,623,375
                                               =============     =============

TRANSACTIONS IN SHARES:
Shares sold                                          586,960           768,341
Shares redeemed                                    (186,476)         (742,933)
                                               -------------     -------------
Net increase                                         400,484            25,408
                                               =============     =============

See notes to financial statements.

Annual Report

[Bramwell FUNDS LOGO]

                              BRAMWELL FUNDS, INC.

                              FINANCIAL HIGHLIGHTS



                                                              GROWTH FUND                                 FOCUS FUND
                                           ------------------------------------------------ --------------------------------------
                                            FISCAL    FISCAL    FISCAL    FISCAL    FISCAL    FISCAL    FISCAL    FISCAL    FISCAL
                                             YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                             ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                           JUNE 30,  JUNE 30,  JUNE 30,  JUNE 30,  JUNE 30,  JUNE 30,  JUNE 30,  JUNE 30,   JUNE 30
SELECTED PER SHARE DATA(1)                   2003       2002     2001      2000      1999      2003       2002     2001     2000(2)
                                           --------  --------  --------  --------  --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING
  OF PERIOD                                 $18.70    $23.00    $30.48    $26.07    $23.05     $8.87     $9.89    $12.26    $10.00

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment loss                         (0.15)    (0.16)    (0.10)    (0.27)    (0.18)    (0.08)    (0.10)    (0.06)    (0.04)
Net realized and unrealized gains
  (losses) on securities                    (1.29)    (2.53)    (5.16)      5.91      4.45    (0.70)    (0.92)    (2.22)      2.30
                                          --------  --------  --------  --------  --------  --------  --------  --------  --------

TOTAL FROM INVESTMENT
  OPERATIONS                                (1.44)    (2.69)    (5.26)      5.64      4.27    (0.78)    (1.02)    (2.28)      2.26

LESS DISTRIBUTIONS:
Distributions from capital gains                 -    (1.61)    (2.22)    (1.23)    (1.25)         -         -    (0.09)         -
                                          --------  --------  --------  --------  --------  --------  --------  --------  --------

NET ASSET VALUE, END OF PERIOD              $17.26    $18.70    $23.00    $30.48    $26.07     $8.09     $8.87     $9.89    $12.26
                                          ========  ========  ========  ========  ========  ========  ========  ========  ========

TOTAL RETURN(3)                            (7.70)%  (11.94)%  (18.36)%    22.53%    19.39%   (8.79)%  (10.31)%  (18.69)%    22.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)          $229,756  $191,395  $221,630  $275,976  $268,726    $9,280    $6,623    $7,134    $6,452
Ratio of expenses to average
  net assets(4)(5)                           1.68%     1.63%     1.53%     1.54%     1.58%     1.75%     1.75%     1.75%     1.75%
Ratio of net investment
  loss to average net assets(4)(5)         (1.01)%   (0.84)%   (0.37)%   (0.93)%   (0.79)%   (1.25)%   (1.11)%   (0.57)%   (0.69)%

Portfolio turnover rate(3)                     51%       66%       57%       25%       38%      154%      138%      117%       66%


Note: The Financial Highlights table is intended to help you understand the financial performance of the Growth Fund for the past 5 years or, in the case of the Focus Fund, for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

See notes to financial statements.

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  From October 31, 1999.
(3)  Not annualized for periods less than a full year.
(4) Net of reimbursements and waivers for the Focus Fund. Absent reimbursements and waivers of expenses by the Adviser, the ratio of expenses and net investment loss to average net assets for the years ended June 30, 2003, June 30, 2002, June 30, 2001 and the period ended June 30, 2000, would have been 3.09% and (2.59)%, 3.28% and (2.64)%, 3.10% and (1.92)%, and 5.46% and
     (4.40)%, respectively.
(5)  Annualized for periods less than a full year.

                                                                   Annual Report

[Bramwell FUNDS LOGO]


                            THE BRAMWELL FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS

                                 JUNE 30, 2003

1. ORGANIZATION

The Bramwell Funds, Inc. (the "Funds") was incorporated on June 3, 1994 and is registered as an open-end, management investment company organized as a series fund under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Funds consist of two investment portfolios: the Bramwell Growth Fund and the Bramwell Focus Fund. The Bramwell Growth Fund, which is a separate diversified portfolio, commenced operations on August 1, 1994. The Bramwell Focus Fund, which is a separate non-diversified portfolio, was launched on November 1, 1999. Bramwell Capital Management, Inc. ("BramCap") is the Funds' investment adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a)Investment Valuation

A security listed or traded on a recognized stock exchange is valued at its last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported at that time, the most current bid price will be used. Securities traded primarily on the Nasdaq Stock Market are normally valued at the Nasdaq Official Closing Price ("NOCP"). All other securities for which over-the-counter market quotations are readily available are valued at the most current bid price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service approved by the Board of Directors.

Whenever a furnished price is significantly different from the previous day's furnished price, BramCap will review the price to determine if it is appropriate. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Variable rate demand notes are valued at cost which approximates market value. These notes are unsecured and could present credit risk to the extent the issuer defaults on its payment obligation. The credit-worthiness of the issuer is monitored and these notes have been determined by BramCap to present minimal credit risk. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

Annual Report

                                                           [Bramwell FUNDS LOGO]


b)Option Contracts

The Funds may write covered put or call options. Premiums received by a Fund upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period in which the option is outstanding, although any potential loss during the period would be reduced by the amount of the option premium received.

Transactions in covered call options written for the year ended June 30, 2003 for the Growth Fund were as follows:


                       Number of     Premium
                       Contracts      Amount
-----------------------------------------------
Options outstanding
   at June 30, 2002          -       $      -
Options written            400         30,623
Options expired          (400)       (30,623)
                      --------       --------
Options outstanding
   at June 30, 2003          -       $      -
                      ========       ========
-----------------------------------------------

c)Short Sales

The Funds may make limited short sales of securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, the Funds must borrow the security to deliver to the buyer upon the short sale; the Funds are then obligated to replace the security borrowed by purchasing it in the open market at some later date.

When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short.

The Funds will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. Each Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

Each Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as Dividends on Short Positions in the Statement of Operations.

d)Expenses

The Funds are charged for those expenses that are directly attributable to each Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

e)Federal Income Taxes

The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment

                                                                   Annual Report

[Bramwell FUNDS LOGO]


companies and to distribute substantially all their taxable income to their shareholders. Therefore, no federal income tax provision is recorded.

f)Distributions to Shareholders

Dividends, if any, from net investment income are declared and paid annually in the December calendar quarter. Distributions of net realized capital gains, if any, will be declared at least annually. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

g)Other

Investment transactions are accounted for on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. INVESTMENT TRANSACTIONS

Purchases and sales of securities, excluding short-term investments, for the year ended June 30, 2003 were as follows:
                       Growth Fund      Focus Fund
----------------------------------------------------
Purchases              $147,544,439    $13,241,996
Sales                    92,375,580     10,131,096

There were no purchases or sales of long-term U.S. government securities. At June 30, 2003, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes were as follows:

                       Growth Fund      Focus Fund
----------------------------------------------------
Cost                   $193,483,607     $8,711,660
                       ============   ============

Appreciation           $ 44,162,553     $  797,349
Depreciation            (5,635,019)      (192,661)
                       ------------   ------------

Net
appreciation
on investments         $ 38,527,534     $  604,688
                       ============   ============

Of the unrealized appreciation on investments, 76% and 27% (unaudited) is attributable to securities held greater than 12 months at June 30, 2003, for the Growth Fund and Focus Fund, respectively.

As of June 30, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

                       Growth Fund      Focus Fund
----------------------------------------------------
Accumulated
capital and
other losses          $(16,120,546)   $(2,872,455)

Unrealized
appreciation
on investments           38,527,534        604,688
                       ------------   ------------
Total
accumulated
earnings (deficit)     $ 22,406,988   $(2,267,767)
                       ============   ============


Annual Report

                                                           [Bramwell FUNDS LOGO]


The tax components of dividends paid during the year were as follows:

                                Growth Fund
----------------------------------------------------
                           Year            Year
                          Ended           Ended
                         June 30,        June 30,
                           2003            2002
----------------------------------------------------
Ordinary
Income                      $     -        $     -
Long-Term
Capital Gains               $     -    $14,954,020

                                  Focus Fund
----------------------------------------------------
                           Year            Year
                          Ended           Ended
                         June 30,        June 30,
                           2003            2002
----------------------------------------------------
Ordinary
Income                      $     -        $     -
Long-Term
Capital Gains               $     -        $     -

At June 30, 2003, the Growth and Focus Fund had total accumulated capital loss carryforwards of $6,067,007 and $2,302,341, respectively, with $0 and $156,342 expiring in 2009, $0 and $1,222,723 expiring in 2010 and $6,067,007 and $923,276 expiring in 2011, respectively. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. At June 30, 2003, the Growth and Focus Fund had net realized capital losses from transactions between November 1, 2002 and June 30, 2003 of $10,053,539 and $570,114, respectively, which for tax purposes are deferred and will be recognized in fiscal year 2004.

4. INVESTMENT ADVISORY AGREEMENTS

The Funds have agreements with BramCap, with whom certain officers and a director of the Funds are affiliated, to furnish investment advisory services to the Funds. The agreements are for one-year periods and require board approval on an annual basis. Under the terms of the agreements, the Funds will pay BramCap a monthly fee at the annual rate of 1.00% on average daily net assets of each Fund. The Funds' investment adviser has voluntarily agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.75% of each Fund's average net assets until June 30, 2005. After such date, the expense limitation may be terminated or revised at any time. For the year ended June 30, 2003, the Adviser reimbursed the Focus Fund $95,873. The expense ratio for the Growth Fund for the year ended June 30, 2003 was 1.68%.

5. DISTRIBUTION PLANS

The Funds have adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

                                                                   Annual Report

[Bramwell FUNDS LOGO]

                            THE BRAMWELL FUNDS, INC.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of The Bramwell Funds, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bramwell Growth Fund and the Bramwell Focus Fund (constituting The Bramwell Funds, Inc., herein referred to as the "Funds") at June 30, 2003, the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
July 22, 2003

Annual Report

[Bramwell FUNDS LOGO]

                                 BRAMWELL FUNDS

                             DIRECTORS AND OFFICER


                                                                                     NUMBER OF
                                                            PRINCIPAL                PORTFOLIOS IN       OTHER
                         POSITION(S)    TERM OF OFFICE      OCCUPATION(S)            COMPLEX             DIRECTORSHIPS
                         HELD WITH      AND LENGTH OF       DURING                   OVERSEEN BY         HELD BY
NAME, ADDRESS, AND AGE   FUND           TIME SERVED         PAST 5 YEARS             DIRECTORS           DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
BOARD OF DIRECTORS:
------------------------------------------------------------------------------------------------------------------------------------
Charles L. Booth, Jr.    Director       Indefinite,         Private Investor         2                   Trustee, Levco Series
745 Fifth Avenue                        until successor                                                  Trust, United Board
New York, NY 10151                      elected                                                          for Christian Higher
Age: 70                                                                                                  Education in Asia

George F. Keane          Director       Indefinite,         Director and             2                   Director, Universal
745 Fifth Avenue                        until successor     Investment                                   Stainless and Alloy
New York, NY 10151                      elected             Consultant                                   Products, Trustee,
Age: 73                                                                                                  Nicholas-Applegate
                                                                                                         Investment Trust,
                                                                                                         Universal Bond Fund,
                                                                                                         Bermuda and Security
                                                                                                         Capital Real Estate Funds

James C. Sargent         Director       Indefinite,         Counsel, Opton,          2                   Director, Austin's
745 Fifth Avenue                        until successor     Handler, Gottlieb,                           International, Sedona
New York, NY 10151                      elected             Feiler & Katz                                Corporation
Age: 87

Martha R. Seger, Ph.D.   Director       Indefinite,         Chairman and Financial   2                   Director, Fluor, Massey
745 Fifth Avenue                        until successor     Economist, Martha                            Energy
New York, NY 10151                      elected             Seger & Associates
Age: 71

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR:
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth R. Bramwell    Director,      Indefinite,         President and Chief      2                   None
745 Fifth Avenue         President      until successor     Executive Officer,
New York, NY 10151       and Chief      elected             Bramwell Capital
Age: 62                  Executive,                         Management (February
                         Financial and                      1994-present)
                         Investment
                         Officer

------------------------------------------------------------------------------------------------------------------------------------
OFFICER:
------------------------------------------------------------------------------------------------------------------------------------
Donald G. Allison        Secretary      Indefinite,         Executive Vice           N/A                 None
745 Fifth Avenue         and            until successor     President, Bramwell
New York, NY 10151       Treasurer      elected             Capital Management
Age: 53

                                                                   Annual Report

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

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                             [Bramwell FUNDS LOGO]
                         1-800-BRAMCAP (1-800-272-6227)
                             WWW.BRAMWELLFUNDS.COM

           BOARD OF DIRECTORS

ELIZABETH R. BRAMWELL, CFA
President, Chief Investment
  and Financial Officer
The Bramwell Funds, Inc.

CHARLES L. BOOTH, JR.
Former Executive Vice
  President and Chief Investment
  Officer
The Bank of New York, Inc.

GEORGE F. KEANE
President Emeritus
The Common Fund

JAMES C. SARGENT
Former Commissioner
Securities & Exchange Commission

MARTHA R. SEGER, PH.D.
Former Governor
Federal Reserve Board

                OFFICERS

       ELIZABETH R. BRAMWELL, CFA
      President, Chief Investment
         and Financial Officer

           DONALD G. ALLISON
        Secretary and Treasurer

          MARGARET A. BANCROFT
          Assistant Secretary

           INVESTMENT ADVISER
   Bramwell Capital Management, Inc.

             ADMINISTRATOR
        UMB Fund Services, Inc.

                COUNSEL
              Dechert LLP

         INDEPENDENT CERTIFIED
           PUBLIC ACCOUNTANTS
       PricewaterhouseCoopers LLP

               CUSTODIAN
              U.S. Bancorp

             TRANSFER AGENT
              AND DIVIDEND
            DISBURSING AGENT
    U.S. Bancorp Fund Services, LLC

This financial statement is submitted for the general information of the shareholders of the Bramwell Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                                                     BR-408-0803


ITEM 2.  CODE OF ETHICS

Not applicable to annual reports for the period ended June 30, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to annual reports for the period ended June 30, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to annual reports for the period ended June 30, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Code of Ethics. Not applicable to annual reports for the period ended June 30, 2003.

(b) Certifications required by Item 10(b) of Form N-CSR and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bramwell Funds, Inc.
------------------------

Date: August 12, 2003

/s/Elizabeth R. Bramwell
------------------------
Elizabeth R. Bramwell
Principal Executive Officer and Principal Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 12, 2003

/s/Elizabeth R. Bramwell
------------------------
Elizabeth R. Bramwell
Principal Executive Officer and Principal Financial Officer